Contingencies	3 Months Ended
Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Contingencies

10. Contingencies

We are a party to various legal proceedings incidental to our business. In the opinion of management, after consultation with legal counsel, the ultimate liability, if any, with respect to those proceedings is not presently expected to materially affect our financial position, results of operations or cash flows.